Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet	Supplemental balance sheet information related to leases was as follows as of September 30, 2024:
2024
Operating lease ROU assets	$123,446
Current operating lease obligation	$108,227
Non-current operating lease obligation	18,659
Total operating lease obligation	$126,886

Schedule of Undiscounted Future Minimum Lease	The undiscounted future minimum lease payment schedule as of September 30, 2024 is as follows by years:
2025	$112,772
2026	18,795
Total lease payments	131,567
Less: interest	4,681
Present value of lease liabilities	$126,886